Non-Current Deferred liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-Current Deferred liabilities [Abstract]
Deferred revenue	£ 24,868	£ 47,961
Non-current deferred revenue (Note 19)	£ 24,868	£ 47,961